Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	18.94%	(2.80%)	(2.89%)